OTHER LONG-LIVED ASSETS, NET (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
OTHER LONG-LIVED ASSETS, NET
Prepaid license fee		$ 935,850		¥ 6,515,200		¥ 6,515,200
Other		0		0		0
Total		935,850		6,515,200		¥ 6,515,200
Initial deposit for joint venture arrangement	$ 5,000,000	5,010,342	¥ 34,881,000	¥ 0	¥ 0
Impairment loss on joint venture arrangement		$ 5,000,000	¥ 34,881,000